Note 5 - Notes Payable (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
2013	Outstanding	Current	Maturity	Interest	Interest
	Principal	Interest Rate	Date	Expense	Paid
Mortgage note	$562,910	5.05%	3/1/2015	$38,365	$40,155
At Need Funding line of credit	506,240	3.25%	9/25/2015	16,555	16,555
Bank note	1,962,792	3.00%	11/5/2017	60,188	55,289
2012	Outstanding	Current	Maturity	Interest	Interest
	Principal	Interest Rate	Date	Expense	Paid
Mortgage note	$988,393	5.05%	3/1/2015	$59,363	$61,066
At Need Funding line of credit	490,220	3.25%	9/29/2013	8,298	8,320
Bank note	2,000,000	3.00%	11/5/2017	9,333	-